UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2688

Name of Fund:  Merrill Lynch Municipal Bond Fund, Inc.
               Insured Portfolio
               National Portfolio
               Short-Term Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio


Schedule of Investments as of March 31, 2006                                                                       (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
Alabama - 2.2%   $   3,020    Alabama Water Pollution Control Authority Revenue Bonds, 5.75% due 8/15/2018 (a)         $    3,253
                    10,000    Lauderdale County and Florence, Alabama, Health Care Authority, Revenue
                              Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (b)                        10,959
                     7,000    University of Alabama, University Revenue Bonds (Birmingham), 6% due
                              10/01/2009 (d)(g)                                                                             7,529

Arkansas - 0.5%      5,000    University of Arkansas, University Revenue Bonds (Various Facilities-Fayetteville
                              Campus), 5% due 12/01/2027 (d)                                                                5,160

California - 18.2%  10,680    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                              Series 878Z, 7.193% due 12/01/2009 (b)(j)                                                    11,997
                     2,075    California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                              Bonds, Series A, 5.35% due 12/01/2027 (a)                                                     2,210
                     2,795    East Side Union High School District, California, Santa Clara County, GO
                              (Election of 2002), Series D, 5% due 8/01/2017 (i)                                            2,969
                     3,480    East Side Union High School District, California, Santa Clara County, GO
                              (Election of 2002), Series D, 5% due 8/01/2022 (i)                                            3,646
                     5,170    Fresno, California, Unified School District, GO (Election of 2001), Series D,
                              5% due 8/01/2027 (b)                                                                          5,401
                     5,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                              Revenue Bonds, Series B, 5.50% due 6/01/2013 (d)(g)                                           5,476
                     5,000    Los Angeles, California, GO, Series A, 5% due 9/01/2019 (b)                                   5,254
                    24,465    Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                              5% due 1/01/2028 (d)                                                                         25,474
                    13,780    Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (b)         14,348
                     6,680    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                              Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                              7/01/2021 (a)                                                                                 7,044
                     8,965    Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                              5.50% due 9/01/2036 (a)                                                                       9,704
                    12,040    Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
                              due 7/01/2027 (d)                                                                            12,476
                     3,875    Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2027 (f)                      4,033
                     2,270    Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (f)                      2,363
                     6,440    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                              (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                               7,064


Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family



Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio


Schedule of Investments as of March 31, 2006 (concluded)                                                           (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
California       $  11,685    Rialto, California, Unified School District, GO, Series A, 6.24%** due
(concluded)                   6/01/2025 (d)                                                                            $    4,725
                     5,000    Roseville, California, Joint Union High School District, GO (Election of 2004),
                              Series A, 5% due 8/01/2029 (d)                                                                5,204
                     5,075    Sacramento, California, Unified School District, GO (Election of 1999), Series B,
                              5% due 7/01/2026 (d)                                                                          5,238
                     3,000    San Diego, California, Unified School District, GO (Election of 1998), Series G,
                              5% due 7/01/2028 (f)                                                                          3,133
                     4,645    San Diego, California, Unified School District, GO (Election of 1998), Series G,
                              5% due 7/01/2029 (f)                                                                          4,851
                     3,700    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                              9/01/2030 (b)                                                                                 3,832
                    10,055    Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                              due 7/01/2035 (f)                                                                            11,099
                     2,755    Tahoe Truckee, California, Unified School District, GO (School Facilities Improvement
                              District Number 2), Series A, 5.25% due 8/01/2029 (b)                                         2,923
                     7,980    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                              (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (f)                   8,194
                     9,330    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                              (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (f)                   9,556

Colorado - 2.6%     19,250    Aurora, Colorado, COP, 6% due 12/01/2010 (a)(g)                                              21,087
                     4,000    Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50% due
                              12/01/2020 (b)                                                                                4,305

Florida - 0.8%       5,500    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (d)          5,660
                     1,955    West Coast Regional Water Supply Authority, Florida, Capital Improvement Revenue
                              Bonds, 10.40% due 10/01/2010 (a)(g)                                                           2,226

Georgia - 3.7%      20,000    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE,
                              7% due 1/01/2025 (a)                                                                         26,529
                        90    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                              6.40% due 1/01/2011 (a)(g)                                                                      100
                       490    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                              6.40% due 1/01/2013 (a)(h)                                                                      550
                     8,420    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                              6.40% due 1/01/2013 (a)                                                                       9,407

Illinois - 1.8%      8,845    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                              Series 845-Z, 8.472% due 1/01/2012 (b)(i)(j)                                                 10,754
                     6,800    Illinois State, GO, 5.75% due 5/01/2021 (b)                                                   6,947

Indiana - 0.8%       7,100    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                              (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2029 (b)              7,385

Kansas - 0.6%        5,145    Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due 8/15/2020 (f)      5,504

Louisiana - 0.5%     5,000    New Orleans, Louisiana, GO (Public Improvements), 5.25% due 12/01/2029 (a)                    5,263

Maryland - 1.8%     10,820    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, RIB, Series 1252X,
                              7.08% due 9/01/2039 (i)(j)                                                                   12,194
                     4,400    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                              (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                       5,658

Massachusetts -     10,720    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A,
6.5%                          5.15% due 7/01/2026 (f)                                                                      10,641
                     4,000    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                              5.60% due 1/01/2045 (f)                                                                       4,212
                     5,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                              Series A, 5% due 8/15/2023 (f)                                                                5,248
                    18,740    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                              Series A, 5% due 8/15/2030 (f)                                                               19,595
                    10,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                              1/01/2014 (d)(g)                                                                             10,784
                    12,250    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                              1/01/2014 (d)(g)                                                                             13,210

Michigan - 0.7%      6,170    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                              AMT, Series 858Z, 7.474% due 12/01/2011 (i)(j)                                                6,937

Minnesota - 1.6%     5,860    Delano, Minnesota, Independent School District Number 879, GO, Series A, 5.875%
                              due 2/01/2025 (f)                                                                             6,382
                     3,735    Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A,
                              5.65% due 2/01/2020 (b)                                                                       4,050
                     4,440    Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A,
                              5.70% due 2/01/2021 (b)                                                                       4,825

Mississippi - 1.3%   1,320    Harrison County, Mississippi, Wastewater Management District, Revenue Refunding
                              Bonds (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (d)                    1,647
                    10,000    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest County
                              General Hospital Project), 6% due 1/01/2030 (f)                                              10,872

Missouri - 2.3%     12,990    Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                              5.50% due 9/01/2013 (b)                                                                      13,488
                     9,000    Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                              5.50% due 9/01/2014 (b)                                                                       9,345

Nevada - 7.6%       10,000    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                              6/01/2022 (d)                                                                                10,399
                    10,575    Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A,
                              5.25% due 7/01/2034 (a)                                                                      10,954
                    10,690    Clark County, Nevada, School District, GO, Series D, 5% due 6/15/2017 (b)                    11,296
                    40,000    Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                              AMT, 6.65% due 6/01/2017 (b)                                                                 41,531

New Jersey - 10.5%   6,810    Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                              Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A, 6.80%
                              due 3/01/2021 (b)                                                                             8,660
                     3,125    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                              Revenue Bonds, Series A, 5.80% due 11/01/2021 (f)                                             3,554
                     8,310    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                              Revenue Bonds, Series A, 5.80% due 11/01/2022 (f)                                             9,454
                     4,340    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                              Revenue Bonds, Series A, 5.80% due 11/01/2023 (f)                                             4,941
                     5,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2027 (b)         5,188
                    23,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                              7/01/2033 (b)                                                                                24,503
                    10,000    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2018 (a)                                                        10,542
                    21,100    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2019 (f)                                                        22,195
                    13,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                              1/01/2030 (f)                                                                                14,052

New Mexico - 0.7%    6,000    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds, Series A,
                              5.125% due 6/15/2017 (b)                                                                      6,406

New York - 13.9%       145    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (f)                       147
                    11,500    New York City, New York, GO, Series C, 5.625% due 3/15/2018 (i)                              12,497
                    21,000    New York City, New York, GO, Series I, 6% due 4/15/2012 (f)                                  21,685
                     6,965    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, DRIVERS,
                              Series 1133Z, 7.015% due 10/15/2012 (a)(j)                                                    7,954
                     9,885    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                              5.25% due 10/15/2018 (b)                                                                     10,654
                     8,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                              5% due 10/15/2029 (a)                                                                         8,362
                    15,650    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                              5% due 10/15/2032 (a)                                                                        16,335
                     9,190    New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                              Series D, 5.25% due 10/01/2023 (b)                                                            9,807
                     2,990    New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                              5.25% due 1/01/2027 (f)                                                                       3,212
                     9,110    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                              (State Facilities), Series A-1, 5.25% due 3/15/2034 (d)                                       9,661
                         5    Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (b)                          5
                    22,500    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                              5.25% due 6/01/2022 (a)                                                                      23,890
                    10,755    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                              5.50% due 6/01/2020 (d)(l)                                                                   11,660

North                3,120    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
Carolina - 0.3%               1/01/2022 (a)                                                                                 3,218

North Dakota - 0.3%  3,080    North Dakota State, HFA, Revenue Bonds (Housing Finance Program), Series C,
                              5.30% due 7/01/2022 (a)(l)                                                                    3,160

Oklahoma - 0.7%      2,680    Oklahoma State Industries Authority, Health System Revenue Refunding Bonds (Integris
                              Obligated Group), Series A, 6.25% due 8/15/2009 (b)(g)                                        2,910
                     3,705    Oklahoma State Industries Authority, Health System Revenue Refunding Bonds (Integris
                              Obligated Group), Series A, 6.25% due 8/15/2016 (b)                                           4,013

Oregon - 1.4%        8,700    Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                              5/01/2010 (a)(g)                                                                              9,605
                     3,865    Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland International
                              Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (b)(g)                                         4,453

Pennsylvania - 1.4%  2,035    Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds (Slippery
                              Rock University Foundation, Inc.), Series A, 5% due 7/01/2019 (i)                             2,139
                     6,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due 5/15/2020 (b)(h)   7,125
                     4,420    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                              Transformation), Series A, 5.50% due 4/15/2020 (d)                                            4,760

Rhode Island - 0.8%  6,815    Rhode Island State Economic Development Corporation, Airport Revenue Bonds, Series B,
                              6% due 7/01/2010 (d)(g)                                                                       7,490

Texas - 4.9%        17,975    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series 202,
                              8.478% due 11/01/2028 (d)(j)                                                                 20,327
                    10,500    Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111,
                              7.004% due 8/15/2009 (f)(j)                                                                  11,482
                     7,025    Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z,
                              7.015% due 8/15/2009 (f)(j)                                                                   7,651
                     3,500    Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due 12/15/2013 (a)     3,971
                     2,085    Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                              AMT, Series A, 5.45% due 9/01/2023 (b)(e)                                                     2,163
                     2,725    Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                              AMT, Series A, 5.50% due 3/01/2026 (b)(e)                                                     2,815

Utah - 1.7%          9,535    Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt Lake County
                              Light Rail Transit Project), 5.375% due 12/15/2007 (f)(g)                                     9,879
                     2,515    Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                              5.75% due 10/01/2015 (a)                                                                      2,712
                     3,770    Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                              6% due 10/01/2020 (a)                                                                         4,109

Washington - 0.8%    7,225    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                              Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                           7,627

West                12,250    Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants), Series C,
Virginia - 1.3%               6.15% due 5/01/2015 (a)(l)                                                                   12,383

Wisconsin - 1.3%     9,000    Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest Energy
                              Resources), Series E, 6.90% due 8/01/2021 (d)                                                11,529
                       670    Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (b)                                     672

Puerto Rico - 2.8%   1,750    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Bonds, Series G, 5.25% due 7/01/2017 (d)                                                      1,883
                    10,150    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2027 (i)   10,600
                    14,400    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2028 (c)   15,028

                              Total Municipal Bonds (Cost - $906,320) - 96.3%                                             943,168


                    Shares
                      Held    Mutual Funds
                       300    BlackRock California Insured Municipal 2008 Term Trust, Inc.                                  4,617
                       810    BlackRock Insured Municipal 2008 Term Trust, Inc.                                            12,636
                       237    BlackRock Insured Municipal Term Trust, Inc.                                                  2,532

                              Total Mutual Funds (Cost - $21,469) - 2.0%                                                   19,785


                              Short-Term Securities
                    11,817    Merrill Lynch Institutional Tax-Exempt Fund, 3.02% (k)(m)                                    11,817

                              Total Short-Term Securities (Cost - $11,817) - 1.2%                                          11,817

                              Total Investments (Cost - $939,606*) - 99.5%                                                974,770
                              Other Assets Less Liabilities - 0.5%                                                          4,988
                                                                                                                       ----------
                              Net Assets - 100.0%                                                                      $  979,758
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         939,606
                                                  =================
    Gross unrealized appreciation                 $          39,816
    Gross unrealized depreciation                           (4,652)
                                                  -----------------
    Net unrealized appreciation                   $          35,164
                                                  =================


 ** Represents a zero coupon bond, the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) Prerefunded.

(h) Escrowed to maturity.

(i) XL Capital Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund       800            $220


(l) Tradable Custodial Receipts (TRACERS).

(m) Variable rate security.



Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of March 31, 2006                                                                       (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
Alabama - 0.7%   $   3,820    Alabama Incentives Financing Authority, Special Obligation Revenue Refunding Bonds,
                              Series A, 6% due 10/01/2029 (c)                                                          $    4,158
                       500    Mobile, Alabama, Industrial Development Board, Environmental Improvement Revenue
                              Refunding Bonds (International Paper Company Project), AMT, Series A, 6.35% due 5/15/2016       526
                     2,500    Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (International
                              Paper Company Project), AMT, Series A, 6.70% due 2/01/2018                                    2,683
                     3,400    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                              Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.875% due 8/01/2036        3,408

Alaska - 0.4%        1,150    Alaska State Housing Financial Corporation, General Mortgage Revenue Refunding,
                              Series A, 6% due 6/01/2027 (f)                                                                1,180
                     3,860    Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)                         4,217

Arizona - 3.2%       4,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West), Series A,
                              6.625% due 7/01/2020                                                                          4,434
                     5,000    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5% due
                              7/01/2040 (e)                                                                                 5,134
                       730    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                              6.125% due 4/01/2007 (j)                                                                        762
                       270    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                              6.125% due 4/01/2018                                                                            279
                     3,600    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                              Project 1), Series A, 6.75% due 7/01/2029                                                     3,605
                     1,625    Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds (Catholic
                              Healthcare West Project), Series A, 5% due 7/01/2021                                          1,640
                     1,000    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Metro Gardens-Mesa Ridge
                              Project), Series A, 5.65% due 7/01/2019 (f)                                                   1,027
                     1,000    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public Service
                              Company of New Mexico Project), Series A, 6.30% due 12/01/2026                                1,041
                       430    Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds Number 8802,
                              7.20% due 1/01/2010                                                                             438
                       510    Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds Number 8802,
                              7.20% due 1/01/2013                                                                             519


Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
ROLS       Reset Option Long Securities
S/F        Single-Family
VRDN       Variable Rate Demand Notes



Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of March 31, 2006 (concluded)                                                           (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
Arizona          $     190    Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801, 7.30%
(concluded)                   due 1/01/2009                                                                            $      193
                       395    Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801, 7.30%
                              due 1/01/2011                                                                                   402
                     5,000    Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic Plaza
                              Expansion Project), Sub-Series A, 5% due 7/01/2030 (e)                                        5,214
                     2,330    Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities, Excise Tax
                              Revenue Bonds, 5.75% due 7/01/2016 (e)                                                        2,526
                     5,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                              Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                              4,495
                       432    Prescott Valley, Arizona, Improvement District, Special Assessment Bonds (Sewer
                              Collection System Roadway Repair), 7.90% due 1/01/2012                                          444
                     3,515    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson
                              Inc. Project), Series A, 6.125% due 7/01/2024 (m)                                             3,812
                     3,180    University of Arizona, COP, Refunding, Series A, 5.50% due 6/01/2018 (c)                      3,432
                     1,000    University of Arizona, COP (University of Arizona Parking and Student Housing), 5.75%
                              due 6/01/2009 (c)(j)                                                                          1,061
                     3,000    Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                     3,206
                     2,125    Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                     2,151

Arkansas - 0.1%         40    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds (Mortgage
                              Backed Securities Program), Series H, 6.15% due 7/01/2016 (i)                                    41
                       250    Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B, 7.25% due
                              6/01/2009                                                                                       264
                       200    Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board, Hospital
                              Revenue Refunding Bonds (Saint Bernards Regional Medical Center), Series B, 5.90% due
                              7/01/2016 (c)                                                                                   205
                       250    North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                              (Baptist Health), 5.50% due 7/01/2016                                                           258
                       500    Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds (International
                              Paper Company Project), AMT, Series A, 6.70% due 8/01/2020                                      538
                       250    University of Central Arkansas, Housing System Revenue Bonds, 6.50% due 1/01/2031 (h)           276

California - 12.7%   2,500    Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6% due 7/01/2018    2,722
                     8,840    Alameda County, California, COP (Financing Project), 6% due 9/01/2006 (f)(j)                  9,104
                        30    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage
                              Backed Securities Program), AMT, Series C, Class 5, 6.75% due 3/01/2029 (i)(l)                   30
                        60    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage
                              Backed Securities Program), AMT, Series D, Class 5, 6.70% due 5/01/2029 (i)(l)                   60
                       155    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding Bonds
                              (Mortgage Backed Securities Program), AMT, Series A-2, 7% due 9/01/2029 (i)(l)                  158
                     7,500    California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                              5.75% due 5/01/2012 (j)                                                                       8,379
                     5,000    California State, GO, 5.25% due 4/01/2029                                                     5,281
                     1,005    California State, GO, Refunding, 5.75% due 5/01/2010 (j)                                      1,091
                       995    California State, GO, Refunding, 5.75% due 5/01/2030                                          1,068
                    14,100    California State, Various Purpose, GO, 5.50% due 11/01/2033                                  15,304
                     9,880    California Statewide Communities Development Authority, Health Facility Revenue Bonds
                              (Memorial Health Services), Series A, 6% due 10/01/2023                                      10,836
                     2,880    Capistrano, California, Unified School District, Community Facility District, Special
                              Tax Bonds (No. 90-2 Talega), 6% due 9/01/2032                                                 3,038
                     1,080    Chula Vista, California, Community Facilities District, Special Tax Bonds (Number 06-1,
                              Eastlake Woods Area), Series A, 6.05% due 9/01/2020                                           1,162
                     2,965    Chula Vista, California, Community Facilities District, Special Tax Bonds (Number 06-1,
                              Eastlake Woods Area), Series A, 6.15% due 9/01/2026                                           3,170
                     1,585    Contra Costa County, California, Special Tax Bonds (Community Facilities District Number
                              2001-01), 6% due 9/01/2026                                                                    1,680
                     1,200    Contra Costa County, California, Special Tax Bonds (Community Facilities District Number
                              2001-01), 6.10% due 9/01/2031                                                                 1,275
                     3,100    Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax, Series 1,
                              6% due 9/01/2008 (j)                                                                          3,280
                     3,230    Fullerton, California, Joint Union High School District, GO (Election of 2002), Series B,
                              5% due 8/01/2027 (e)                                                                          3,374
                     7,530    Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5% due
                              6/01/2030 (f)                                                                                 7,856
                    12,730    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                              Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (c)             13,265
                     9,100    Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                              Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                              10/01/2034 (e)                                                                                9,470
                     2,740    Pomona, California, Public Financing Authority, Revenue Refunding Bonds (Merged
                              Redevelopment Project), Series A1, 5.75% due 2/01/2034                                        2,880
                     1,100    Poway, California, Unified School District, Special Tax Bonds (Community District
                              Number 6), Series A, 6.05% due 9/01/2025                                                      1,160
                     2,695    Riverside, California, Improvement Bond Act of 1915, Special Assessment (Riverwalk
                              Assessment District), 6.375% due 9/02/2026                                                    2,886
                     1,250    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1), 6.20%
                              due 9/01/2021                                                                                 1,348
                     1,125    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1), 6% due
                              9/01/2025                                                                                     1,206
                     2,500    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1), 6.30%
                              due 9/01/2031                                                                                 2,715
                     2,200    Sacramento, California, Special Tax (North Natomas Community Facilities), Series 01-03,
                              6% due 9/01/2028                                                                              2,328
                     2,270    Sacramento, California, Special Tax (North Natomas Community Facilities), Series 4-C,
                              6% due 9/01/2028                                                                              2,435
                    20,075    Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds,
                              Series A, 5% due 12/01/2035 (c)                                                              20,875
                     5,000    San Diego, California, Community College District, GO (Election of 2002), 5% due
                              5/01/2030 (h)                                                                                 5,215
                    10,000    San Diego, California, Public Facilities Financing Authority, Subordinated Water
                              Revenue Refunding Bonds, 5% due 8/01/2032 (f)                                                10,266
                    11,520    San Diego, California, Unified School District, GO (Election of 1998), Series F, 5%
                              due 7/01/2028 (h)                                                                            11,985
                     5,000    San Francisco California, City and County Redevelopment Agency Revenue Bonds (Community
                              Facilities District Number 6-Mission), 6% due 8/01/2021                                       5,253
                     2,500    San Francisco, California, City and County Redevelopment Agency Revenue Bonds, GO
                              (Community Facilities District Number 6 Mission), Series A, 6% due 8/01/2025                  2,621
                     1,075    San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds (Union
                              Square), 6% due 7/01/2020 (f)                                                                 1,198
                     3,680    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                              Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                 3,958
                     2,990    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                              Facilities District Number 99), Series 1, 6.25% due 9/01/2029                                 3,218

Colorado - 2.9%      9,900    Arkansas River Power Authority, Colorado, Power Improvement Revenue Bonds, 5.25% due
                              10/01/2032 (k)                                                                               10,584
                       500    Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United Hospital
                              Project), 6% due 12/01/2030 (m)                                                                 540
                       410    Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016                     415
                       400    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                              due 4/01/2031                                                                                   416
                       140    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.10%
                              due 4/01/2017                                                                                   141
                       950    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.25%
                              due 10/01/2031                                                                                  980
                        65    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-3, 6.80%
                              due 11/01/2028                                                                                   65
                       400    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-2, 7.25%
                              due 10/01/2031 (b)                                                                              406
                       130    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series A-3, 7.35% due
                              10/01/2030                                                                                      136
                       570    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 6.75% due
                              10/01/2021 (b)                                                                                  577
                       145    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 7.15% due
                              10/01/2030 (b)                                                                                  147
                     2,500    Colorado Health Facilities Authority Revenue Refunding Bonds (Catholic Health
                              Initiatives), 5.50% due 9/01/2017                                                             2,635
                       550    Colorado Water Resource and Power Development Authority, Small Water Resource Revenue
                              Bonds, Series A, 5.80% due 11/01/2020 (e)                                                       595
                     7,560    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                              Series A, 7.35% due 9/01/2031                                                                 8,041
                     1,200    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                              Series B, 7% due 9/01/2031                                                                    1,235
                     3,685    Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due 12/15/2010 (e)(j)     4,048
                     7,700    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                              Improvement Fees), 8% due 12/01/2025                                                          8,509
                     1,910    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                              Improvement Fees), 8.125% due 12/01/2025                                                      1,914

Connecticut - 2.0%   4,000    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                              Community Project), 7.25% due 4/01/2035                                                       3,384
                     1,000    Connecticut State Development Authority, Governmental Lease Revenue Bonds, 6.60% due
                              6/15/2014 (f)                                                                                 1,006
                     1,250    Connecticut State Development Authority, Water Facility Revenue Bonds (Bridgeport
                              Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                                              1,304
                     1,200    Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                              Series C-1, 6.30% due 11/15/2017                                                              1,226
                     1,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds (Bridgeport
                              Hospital), Series A, 6.625% due 7/01/2018 (f)                                                 1,007
                     1,500    Connecticut State Health and Educational Facilities Authority Revenue Bonds (Waterbury
                              Hospital Issue), Series C, 5.75% due 7/01/2020 (m)                                            1,588
                     1,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds (Westover
                              School), Series A, 5.70% due 7/01/2030 (m)                                                    1,064
                     5,025    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds,
                              DRIVERS, Series 215, 9.504% due 6/01/2030 (m)(n)                                              6,028
                     1,885    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2010 (j)(m)                    2,104
                       115    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2030 (m)                         126
                       640    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Sacred Heart University), 6.625% due 7/01/2026 (m)                                             657
                     5,710    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (University of Hartford), Series E, 5.50% due 7/01/2022 (m)                                   6,155
                     1,000    Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Yale-New Haven Hospital Issue), Series H, 5.70% due 7/01/2006 (f)(j)                         1,025
                       775    Connecticut State Higher Education Supplemental Loan Authority, Revenue Bonds (Family
                              Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (f)                                776
                       860    Waterbury, Connecticut, GO, 6% due 2/01/2009 (j)(m)                                             922

Delaware - 0.1%      1,685    New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7.875% due
                              10/01/2008 (g)                                                                                1,685

District of          5,000    District of Columbia, GO, Refunding, DRIVERS, Series 214, 8.498% due 6/01/2026 (f)(n)         5,469
Columbia - 0.4%


Florida - 7.5%       2,000    Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds,
                              5.80% due 5/01/2036                                                                           2,056
                     1,685    Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds,
                              6% due 5/01/2035                                                                              1,758
                     1,140    Baywinds Community Development District, Florida, Special Assessment Bonds, Series A,
                              5.25% due 5/01/2037                                                                           1,141
                     1,500    Baywinds Community Development District, Florida, Special Assessment Bonds, Series B,
                              4.90% due 5/01/2012                                                                           1,500
                     1,870    Beacon Tradeport Community, Florida, Development District, Special Assessment Revenue
                              Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (m)                       1,991
                     2,500    CFM Community Development District, Florida, Capital Improvement Revenue Bonds, Series B,
                              5.875% due 5/01/2014                                                                          2,580
                     2,725    Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                             2,888
                     1,000    East Homestead Community Development District, Florida, Special Assessment Revenue Bonds,
                              5.375% due 5/01/2036                                                                          1,007
                     1,500    East Homestead Community Development District, Florida, Special Assessment Revenue Bonds,
                              5.45% due 5/01/2036                                                                           1,525
                     5,350    Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                              Revenue Bonds, Series A, 6.375% due 5/01/2035                                                 5,679
                     1,250    Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                              Revenue Bonds, Series B, 5.75% due 5/01/2013                                                  1,303
                    20,000    Gainesville, Florida, Utilities System Revenue Refunding Bonds, Series A, 5% due
                              10/01/2035 (h)                                                                               20,798
                       500    Heritage Isles Community Development District, Florida, Special Assessment Revenue
                              Refunding Bonds, 5.90% due 11/01/2006                                                           504
                     5,000    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                              AMT, Series A, 7.125% due 4/01/2030                                                           5,534
                     7,000    Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 580X, 8.53% due
                              10/01/2029 (h)(n)                                                                             8,155
                     1,200    Lexington Oaks, Florida, Community Development District, Special Assessment Revenue
                              Bonds, Series A, 6.70% due 5/01/2033                                                          1,287
                     1,040    Mediterra, Florida, South Community Development District, Capital Improvement Revenue
                              Bonds, 6.85% due 5/01/2031                                                                    1,117
                     2,500    Middle Village Community Development District, Florida, Special Assessment Bonds, Series
                              A, 6% due 5/01/2035                                                                           2,610
                     6,095    Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                              Series A, 6.25% due 5/01/2037                                                                 6,623
                     2,050    Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                              Gardens), Series B, 5.375% due 5/01/2014                                                      2,095
                     3,500    Orange County, Florida, HFA, M/F Housing Revenue Bonds (Loma Vista Project), Series G,
                              5.50% due 3/01/2032                                                                           3,515
                        40    Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT, Series A, 8.375% due
                              3/01/2021 (b)(d)                                                                                 41
                     1,000    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                              Regional Healthcare), 5.70% due 7/01/2026                                                     1,001
                         5    Panther Trace, Florida, Community Development District, Special Assessment Revenue Bonds,
                              Series B, 6.50% due 5/01/2009                                                                     5
                     5,000    Panther Trace, Florida, Community Development District II, Special Assessment Revenue
                              Bonds, Series A, 5.60% due 5/01/2035                                                          5,081
                     1,000    Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                              6.75% due 5/01/2032                                                                           1,065
                     2,500    Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                              6.375% due 5/01/2034                                                                          2,626
                     2,000    Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior
                              Lien, 6% due 10/01/2022 (f)                                                                   2,208
                     2,875    Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, 5%
                              due 5/01/2015                                                                                 2,883
                       870    Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                              Refunding Bonds, Series B, 5.50% due 11/01/2010                                                 876
                       470    Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                              Bonds, Series B, 6.45% due 5/01/2010                                                            473
                     2,185    Tuscany Reserve Community Development District, Florida, Capital Improvement Revenue
                              Bonds, Series B, 5.25% due 5/01/2016                                                          2,225
                     3,520    University of South Florida Financing Corporation, COP (Master Lease Program), Refunding,
                              Series A, 5.375% due 7/01/2022 (c)                                                            3,817
                       340    Verandah West, Florida, Community Development District, Capital Improvement Revenue Bonds,
                              Series B, 5.25% due 5/01/2008                                                                   342
                       915    Vista Lakes Community, Florida, Development District, Capital Improvement Revenue Bonds,
                              Series B, 5.80% due 5/01/2008                                                                   918
                     2,060    Watergrass Community Development District, Florida, Special Assessment Revenue Bonds,
                              Series B, 4.875% due 11/01/2010                                                               2,067
                     6,000    West Villages Improvement District, Florida, Special Assessment Revenue Refunding Bonds
                              (Unit of Development Number 2), 5.80% due 5/01/2036                                           6,154

Georgia - 3.5%       5,000    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024       5,563
                    22,325    Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (h)                  23,016
                     2,285    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                              (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025            2,319
                     3,305    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                              (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035             3,351
                     5,210    College Park, Georgia, Business and IDA Revenue Bonds (Civic Center Project), 5.75%
                              due 9/01/2010 (c)(j)                                                                          5,730
                     1,940    Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                              Refunding, VRDN, 8% due 4/01/2010 (g)                                                         1,940
                     3,450    Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse College Project),
                              5.875% due 12/01/2030 (c)                                                                     3,767
                     2,250    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                              Court Project), Series A, 6% due 2/15/2022                                                    2,285
                     1,500    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                              College and State University Foundation), 6% due 9/01/2033                                    1,623

Illinois - 7.6%      1,000    Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest City
                              Project), 5.90%** due 9/01/2007                                                                 919
                    10,620    Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 7.997% due
                              12/01/2020 (c)(n)                                                                            11,766
                    26,800    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT, Series
                              B-2, 6% due 1/01/2029 (k)                                                                    29,681
                     6,915    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                              Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                  6,949
                     1,915    Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2011 (e)(j)         2,083
                       350    Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2015 (e)              378
                       230    Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2016 (e)            248
                       395    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due 9/01/2031 (i)(l)        397
                     2,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032           2,158
                     3,210    Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (f)                    3,501
                     7,000    Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (e)(j)                                     7,306
                    10,000    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                              LLC Project), AMT, 6% due 11/01/2023                                                         10,517
                     3,140    Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers
                              Facilities), Series A, 6.50% due 7/01/2022                                                    3,397
                       660    Illinois Development Finance Authority Revenue Bonds, Series B, 6.40% due 9/01/2031 (h)         681
                     1,750    Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                              Series A, 5.625% due 2/15/2037                                                                1,772
                     2,155    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                              Series A, 6% due 5/15/2037                                                                    2,163
                     8,890    Illinois State, GO, 1st Series, 5.75% due 12/01/2015 (f)                                      9,602
                     3,745    Illinois State, GO, 1st Series, 5.75% due 12/01/2016 (f)                                      4,040
                     4,000    Illinois State, GO, 1st Series, 5.75% due 12/01/2017 (f)                                      4,315
                     3,000    Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                                     3,245
                     2,000    Lake County, Illinois, Forest Preservation District, GO (Land Acquisition and Development),
                              5.75% due 12/15/2016                                                                          2,170
                       625    Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                              12/01/2012 (g)                                                                                  625
                     1,585    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                              Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                      1,543

Iowa - 0.6%          1,000    Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (f)                                 1,005
                     6,780    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care Initiatives
                              Project), 9.25% due 7/01/2025                                                                 8,102

Kansas - 0.3%        1,970    Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1, 6.95% due
                              6/01/2029 (d)                                                                                 2,055
                     2,500    Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Series III,
                              6.25% due 11/15/2019                                                                          2,736

Louisiana - 1.0%       515    Louisiana HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 5.80% due 6/01/2020 (i)             522
                     9,500    Louisiana Local Government, Environmental Facilities, Community Development Authority
                              Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                              7/01/2030 (c)                                                                                10,537
                     1,120    Louisiana State, HFA, Single Family Revenue Refunding Bonds (Home Ownership Program),
                              Series B-2, AMT, 6.20% due 12/01/2029 (b)(i)                                                  1,132
                     2,000    Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                              (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023                    2,131

Maine - 0.9%         8,635    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great Northern
                              Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                             8,730
                     4,390    Maine State Housing Authority, Mortgage Purpose Revenue Bonds, DRIVERS, AMT, Series 170,
                              8.473% due 11/15/2028 (n)                                                                     4,669

Maryland - 0.9%        500    Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills Project),
                              7.10% due 7/01/2009 (j)                                                                         560
                     1,000    Maryland State Community Development Administration, Department of Housing and Community
                              Development, Housing Revenue Bonds, AMT, Series B, 6.15% due 1/01/2021                        1,045
                     1,055    Maryland State Community Development Administration, Department of Housing and Community
                              Development, Residential Revenue Refunding Bonds, Series A, 5.60% due 3/01/2017 (b)           1,082
                     1,000    Maryland State Community Development Administration, Department of Housing and Community
                              Development Revenue Bonds (Waters Landing II Apartments), AMT, Series A, 5.875% due
                              8/01/2033                                                                                     1,048
                     1,000    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                              Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                   1,031
                     7,565    Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                              Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036                                   7,698

Massachusetts - 1.6%   375    Massachusetts Educational Financing Authority, Education Loan Revenue Refunding Bonds,
                              AMT, Issue E, 5.85% due 7/01/2014 (c)                                                           377
                     1,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern Nazarene
                              College), 5.625% due 4/01/2029                                                                1,015
                     4,850    Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Medical
                              Center of Central Massachusetts), CARS, Series B, 9.67% due 6/23/2022 (c)(n)                  5,366
                     1,000    Massachusetts State Industrial Finance Agency, Higher Education Revenue Refunding Bonds
                              (Hampshire College Project), 5.625% due 10/01/2007 (j)                                        1,048
                       130    Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Bonds, Series
                              A, 6.375% due 2/01/2015                                                                         130
                    12,650    Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A,
                              5% due 8/01/2041                                                                             13,069
                     1,600    Montachusett, Massachusetts, Regional Vocational Technical School District, GO, 5.95% due
                              1/15/2020 (f)                                                                                 1,738

Michigan - 1.6%      7,500    Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                              Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (j)           8,469
                       500    Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement
                              Revenue Refunding Bonds (International Paper Company Project), Series A, 5.75% due 6/01/2016    533
                       585    Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (c)(j)           641
                       415    Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2024 (c)              452
                     3,000    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                              Center), 6% due 7/01/2020                                                                     3,117
                     4,250    Hartland, Michigan, Consolidated School District, GO, Refunding, RIB, Series 1204, 6.83%
                              due 5/01/2029 (n)                                                                             4,525
                     3,325    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount Clemens
                              General Hospital), Series B, 5.875% due 11/15/2034                                            3,493
                     1,500    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens),
                              Series A, 6% due 5/15/2014 (f)                                                                1,604

Minnesota - 1.0%       765    Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural Utilities),
                              AMT, Series A, 6.95% due 12/01/2008                                                             768
                     1,000    Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                              6.15% due 8/20/2031 (d)                                                                       1,084
                       470    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport Revenue
                              Bonds, AMT, Sub-Series D, 5.75% due 1/01/2012 (e)                                               502
                       470    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport Revenue
                              Bonds, AMT, Sub-Series D, 5.75% due 1/01/2014 (e)                                               500
                     2,060    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport Revenue
                              Bonds, AMT, Sub-Series D, 5.75% due 1/01/2015 (e)                                             2,191
                       635    Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue Bonds
                              (Common Bond Fund), AMT, Series 2, 6.20% due 6/01/2017                                          645
                     1,500    Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System), Series A,
                              5.70% due 11/15/2022                                                                          1,603
                     2,665    Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System), Series A,
                              5.75% due 11/15/2032                                                                          2,829
                     1,110    Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing Revenue Bonds
                              (Hanover Townhouses Project), AMT, 6% due 7/01/2031                                           1,144
                     1,000    Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                              Obligation Group), Series A, 6.25% due 5/01/2020 (h)                                          1,099
                     1,500    Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical Center Project),
                              Series A, 6.125% due 1/01/2029 (m)                                                            1,608

Mississippi - 0.1%   1,700    Warren County, Mississippi, Environmental Improvement Revenue Refunding Bonds (International
                              Paper Company Project), AMT, Series B, 6.75% due 8/01/2021                                    1,840

Missouri - 0.4%      3,905    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois Bluffs),
                              7% due 10/01/2011 (j)                                                                         4,167
                     1,500    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop Spencer
                              Place), Series A, 6.50% due 1/01/2035                                                         1,570

Montana - 0.4%       6,000    Montana State Higher Education, Student Assistance Corporation, Student Loan Revenue
                              Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032                                      6,340

Nevada - 2.0%        5,000    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due 6/01/2022 (e)     5,199
                     1,550    Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds, 6.375%
                              due 8/01/2023                                                                                 1,606
                       165    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.10% due 10/01/2014 (f)                 171
                       245    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.30% due 10/01/2019 (f)                 256
                       320    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.75% due 10/01/2024 (f)                 338
                       225    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7% due 10/01/2029 (f)                    238
                     2,845    Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-14, 5.80%
                              due 3/01/2023                                                                                 2,947
                     1,755    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                              District Number 808, Summerlin, 5.875% due 6/01/2009                                          1,811
                     2,020    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                              District Number 808, Summerlin, 6.125% due 6/01/2012                                          2,086
                     2,255    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                              District Number 808, Summerlin, 6.25% due 6/01/2013                                           2,329
                        55    Nevada Housing Division, S/F Program, AMT, Senior Series E, 7.05% due 4/01/2027 (b)              55
                     1,960    Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway), 6.625% due
                              12/01/2022                                                                                    2,021
                     3,110    Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds, Series A,
                              6% due 1/15/2015 (m)                                                                          3,337
                     6,315    Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds, Series A,
                              6% due 1/15/2023 (m)                                                                          6,764

New Hampshire - 0.1% 1,750    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot
                              Hospital), Series B, 5.60% due 10/01/2022                                                     1,840

New Jersey - 4.2%      440    Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                              Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                          446
                     3,300    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                              Series A, 7.25% due 11/15/2031                                                                3,570
                    11,000    New Jersey EDA, Revenue Bonds, RIB, Series 1187, 6.98% due 3/01/2024 (n)                     12,416
                     3,680    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6% due
                              6/15/2010 (c)(j)                                                                              4,008
                     3,130    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                              Hospital), 6% due 7/01/2026                                                                   3,324
                     2,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Capital
                              Health System Inc.), Series A, 5.75% due 7/01/2023                                            2,395
                     1,090    New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding Bonds,
                              Series B, 6.25% due 11/01/2026 (h)                                                            1,145
                    10,000    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, DRIVERS, Series
                              155, 8.004% due 1/01/2018 (a)(f)(n)                                                          11,343
                     7,025    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5.75%
                              due 1/01/2010 (f)(j)                                                                          7,527
                     2,975    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5.75%
                              due 1/01/2018 (f)                                                                             3,175
                     9,500    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                              due 6/01/2041                                                                                10,816

New Mexico - 0.6%    8,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San Juan
                              Project), Series B, 6.30% due 12/01/2016                                                      8,269
                       130    New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-Backed Securities,
                              Series F, 7% due 1/01/2026 (i)                                                                  134
                       250    Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due 2/01/2027 (h)            293

New York - 9.7%     12,000    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A,
                              5.25% due 12/01/2020 (e)                                                                     13,033
                     9,500    Metropolitan Transportation Authority, New York, Commuter Facilities, Service Contract
                              Revenue Refunding Bonds, Series 8, 5.50% due 7/01/2013 (h)(j)                                10,470
                    10,000    Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series
                              A, 5.625% due 7/01/2007 (f)(j)                                                               10,401
                     3,230    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                              Pooled Program), Series C-1, 6% due 7/01/2012                                                 3,335
                     4,050    New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                              Project), AMT, 7.625% due 12/01/2032                                                          4,411
                     3,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Revenue Bonds, Series B, 5.75% due 6/15/2006 (f)(j)                                           3,551
                    10,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Revenue Bonds, Series B, 5.875% due 6/15/2026 (h)                                            10,148
                     6,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                              Revenue Refunding Bonds, Series B, 5.75% due 6/15/2026 (f)                                    6,595
                     6,540    New York City, New York, GO, Refunding, Series A, 6% due 5/15/2010 (j)                        7,179
                     2,205    New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2010 (j)(k)                  2,441
                        60    New York City, New York, GO, Refunding, Series A, 6% due 5/15/2021 (k)                           65
                     4,000    New York City, New York, GO, Refunding, Series B, 8.25% due 6/01/2006 (a)(k)                  4,031
                     4,000    New York City, New York, GO, Refunding, Series C, 5.875% due 2/01/2016 (e)                    4,089
                       675    New York City, New York, GO, Refunding, Series H, 6% due 8/01/2007 (j)(k)                       703
                       325    New York City, New York, GO, Refunding, Series H, 6% due 8/01/2017 (k)                          339
                     6,600    New York City, New York, GO, Series B, 5.875% due 8/01/2010 (f)(j)                            7,240
                     1,340    New York City, New York, GO, Series B, 5.875% due 8/01/2015 (f)                               1,460
                    19,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                              5% due 10/15/2032 (c)                                                                        19,831
                     3,165    New York State Dormitory Authority, Revenue Refunding Bonds (Concord Nursing Home Inc.),
                              6.25% due 7/01/2016                                                                           3,385
                     2,500    New York State Dormitory Authority, Revenue Refunding Bonds (Concord Nursing Home Inc.),
                              6.50% due 7/01/2029                                                                           2,694
                     3,000    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health), Series A,
                              6.50% due 7/01/2016                                                                           3,235
                     3,950    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health), Series A,
                              6.50% due 7/01/2025                                                                           4,233
                     3,000    New York State Dormitory Authority, Revenue Refunding Bonds (State University Educational
                              Facilities), Series A, 7.50% due 5/15/2013                                                    3,611
                     1,360    New York State Environmental Facilities Corporation, State Clean Water and Drinking
                              Revenue Bonds (Revolving Funds), Series B, 5.875% due 1/15/2019                               1,463
                     2,285    Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital), Series C,
                              6.625% due 1/01/2015 (m)                                                                      2,492
                        95    Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                              Pooled Program), Series D-1, 6% due 7/01/2012                                                    98
                       705    Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special Needs Facilities
                              Pooled Program), Series E-1, 6% due 7/01/2012                                                   726
                     8,095    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                              (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                     8,625

North                  920    Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(j)                                1,009
Carolina - 2.7%      1,500    Haywood County, North Carolina, Industrial Facilities and Pollution Control Financing
                              Authority Revenue Bonds (Champion International Corporation Project), AMT, 6.25% due
                              9/01/2025                                                                                     1,532
                     1,500    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series B,
                              5.875% due 1/01/2007 (f)(j)                                                                   1,555
                     4,000    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                              6.75% due 1/01/2026                                                                           4,373
                     4,440    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                              Series D, 6.70% due 1/01/2019 (o)                                                             4,862
                     4,840    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 9-A, 5.80% due 1/01/2020        5,041
                        45    North Carolina HFA, S/F Revenue Bonds, Series W, 6.50% due 3/01/2018                             45
                     2,500    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                              Bonds (Presbyterian Homes Project), 6.875% due 10/01/2021                                     2,665
                     1,625    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                              Bonds (Forest at Duke Project), 6.375% due 9/01/2032                                          1,707
                     2,500    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                              Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                                 2,667
                     5,000    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding Bonds,
                              Series B, 6.50% due 1/01/2010                                                                 5,448
                       500    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding Bonds,
                              Series B, 6.375% due 1/01/2013                                                                  541
                     1,080    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding Bonds,
                              Series B, 6.375% due 1/01/2013 (o)                                                            1,172
                     2,500    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding Bonds,
                              Series B, 6.50% due 1/01/2020 (o)                                                             2,724
                     1,175    North Carolina State Educational Assistance Authority Revenue Bonds (Guaranteed Student
                              Loan), AMT, Sub-lien, Series C, 6.35% due 7/01/2016                                           1,203
                     1,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds, Series
                              A, 6% due 7/01/2009 (h)(j)                                                                    1,080
                     1,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds, Series
                              A, 6.375% due 7/01/2009 (h)(j)                                                                1,091

North Dakota - 0.4%  5,695    North Dakota State, Board of Higher Education Revenue Bonds (University of North Dakota
                              and Auxiliary Facilities), 5% due 4/01/2035 (h)                                               5,899

Ohio - 0.4%            365    Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1, 6.15% due 3/01/2029 (d)                      370
                     1,470    Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue Bonds
                              (Cooperative Public Parking Infrastructure Project), 6.40% due 2/15/2034                      1,588
                     3,005    Toledo-Lucas County, Ohio, Lodging Tax Revenue Refunding Bonds (Convention Center Project),
                              5.70% due 10/01/2015 (f)                                                                      3,094

Oregon - 0.4%          250    Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific University), 6%
                              due 5/01/2010 (j)(m)                                                                            272
                       250    Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific University), 6.20%
                              due 5/01/2010 (j)(m)                                                                            273
                        45    Oregon State Housing and Community Services Department, Mortgage Revenue Refunding Bonds
                              (S/F Mortgage Program), AMT, Series A, 6.20% due 7/01/2027                                       46
                        70    Oregon State Housing and Community Services Department, Mortgage Revenue Refunding Bonds
                              (S/F Mortgage Program), Series A, 6.40% due 7/01/2018                                            70
                       500    Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station Apartments Project),
                              AMT, 5.90% due 7/01/2023 (f)                                                                    521
                     1,000    Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (Downtown
                              Waterfront), Series A, 5.75% due 6/15/2018 (c)                                                1,085
                     3,190    Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (South Park
                              Blocks), Series A, 5.75% due 6/15/2018 (c)                                                    3,461

Pennsylvania - 2.7%  3,640    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds,
                              5.50% due 11/01/2016                                                                          3,757
                     2,220    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5.75% due
                              12/01/2010 (f)(j)                                                                             2,420
                     1,760    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                              Series A, 6.125% due 1/01/2025                                                                1,822
                     4,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of
                              Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                        4,342
                     1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due 12/01/2017   1,280
                    18,105    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds, ROLS, Series RR-II-432X,
                              7.307% due 10/15/2010 (e)(n)                                                                 20,219
                     5,000    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie
                              Healthcare System), Series A, 5.875% due 12/01/2031                                           5,316

Rhode                6,815    Rhode Island State Economic Development Corporation, Airport Revenue Bonds, Series B, 6%
Island - 0.6%                 due 7/01/2010 (e)(j)                                                                          7,490
                     1,000    Rhode Island State Economic Development Corporation Revenue Bonds (Providence Place Mall),
                              6.125% due 7/01/2020 (m)                                                                      1,106

South                2,450    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
Carolina - 1.0%               Refunding Bonds, 6.50% due 8/15/2012 (j)                                                      2,813
                     5,400    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                              Refunding Bonds, Series A, 6.375% due 8/15/2012 (j)                                           6,162
                     5,000    South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South Carolina
                              Episcopal - Still Hopes Residence Project), Series A, 6.375% due 5/15/2032                    5,167

South                3,750    Pierre, South Dakota, School District Number 32-2, GO, 5.75% due 8/01/2010 (h)(j)             4,055
Dakota - 0.4%        1,775    South Dakota Housing Development Authority, Homeownership Revenue Bonds, AMT, Series C,
                              5.375% due 5/01/2018                                                                          1,825

Tennessee - 2.0%     4,485    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment Corporation),
                              5.75% due 10/01/2017 (c)                                                                      4,831
                     3,740    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment Corporation),
                              5.75% due 10/01/2018 (c)                                                                      4,029
                     1,000    Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                              Revenue Bonds (Appalachian Christian Village Project), Series A, 6.25% due 2/15/2032          1,033
                     4,950    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                              Newsprint), AMT, 7.40% due 12/01/2022                                                         4,976
                     5,000    Metropolitan Government of Nashville and Davidson County, Tennessee, GO, 5.875% due
                              5/15/2026                                                                                     5,062
                     7,300    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue
                              Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                               8,387

Texas - 11.6%        5,300    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier,
                              Series A, 6.60% due 1/01/2021                                                                 5,597
                     2,300    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier,
                              Series A, 6.70% due 1/01/2028                                                                 2,451
                    10,630    Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue), 6.20% due
                              11/15/2009 (e)(j)                                                                            11,520
                       600    Bexar County, Texas, Health Facilities Development Corporation Revenue Refunding Bonds
                              (Army Retirement Residence Project), 6.125% due 7/01/2022                                       640
                     1,750    Bexar County, Texas, Health Facilities Development Corporation Revenue Refunding Bonds
                              (Army Retirement Residence Project), 6.30% due 7/01/2032                                      1,862
                     2,280    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                              7.70% due 4/01/2033                                                                           2,675
                     4,250    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                              Series B, 7.75% due 12/01/2018                                                                4,621
                     3,700    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                              Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033         4,138
                       885    Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds (GNMA Mortgage
                              Program), AMT, 8.20% due 6/28/2017 (b)(d)                                                       900
                     3,620    Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation, Revenue
                              Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                                    3,650
                    18,250    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series 201,
                              8.478% due 11/01/2024 (e)(n)                                                                 20,638
                     1,260    Fort Bend County, Texas, Municipal Utility District Number 23, GO, 6.625% due
                              9/01/2007 (j)(m)                                                                              1,314
                     1,000    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                              (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (m)                             1,118
                     3,500    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                              (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (m)                             3,843
                     2,465    Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds (International Paper
                              Company), AMT, Series A, 6.10% due 8/01/2024                                                  2,601
                    10,000    Houston, Texas, Utility System Revenue Refunding Bonds, DRIVERS, Series 1076, 6.764% due
                              5/15/2012 (f)(n)                                                                             10,958
                     4,000    Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Sid
                              Peterson Memorial Hospital Project), 5.25% due 8/15/2021                                      4,118
                     8,080    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                              Energy Inc.), Series C, 8% due 5/01/2029                                                      8,710
                     7,350    Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst Celanese Corp.
                              Project), AMT, 6.50% due 5/01/2026                                                            7,511
                     4,825    Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                              Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031                5,063
                     1,000    Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas Project),
                              6% due 8/15/2019                                                                              1,071
                     1,095    South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT,
                              Series A, 7.30% due 9/01/2031 (i)                                                             1,106
                        90    Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series A, 8% due
                              11/01/2025 (d)(l)                                                                                92
                       180    Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series B, 8.50% due
                              11/01/2025 (d)(l)                                                                               184
                     2,100    Texas State Public Finance Authority, Building Revenue Bonds (General Services Commission
                              Project), Series A, 6% due 2/01/2010 (h)(j)                                                   2,269
                     1,000    Texas State Public Finance Authority, Building Revenue Bonds (State Preservation Project),
                              Series B, 6% due 8/01/2009 (h)(j)                                                             1,071
                    45,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier,
                              Series A, 5.75% due 8/15/2038 (c)                                                            49,206
                     4,930    Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional Treated Water
                              Supply System), Series A, 6% due 8/01/2010 (e)(j)                                             5,376
                     1,500    Webster, Texas, GO, COP, Series A, 6% due 3/01/2010 (h)(j)                                    1,624
                       805    Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (h)                                         866

Utah - 0.1%            960    Utah State HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class III, 5.50%
                              due 1/01/2018                                                                                   975

Virginia - 0.6%      2,425    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company),
                              Series B, 5.875% due 6/01/2017                                                                2,634
                       500    Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue Bonds
                              (Retirement Community), Series A, 6% due 1/01/2025                                              516
                     1,100    Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue Bonds
                              (Retirement Community), Series A, 6.125% due 1/01/2035                                        1,133
                     3,825    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                              5.50% due 8/15/2028                                                                           3,923

Washington - 1.6%    3,000    Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6% due
                              3/01/2010 (f)(j)                                                                              3,275
                     3,010    Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due 11/01/2022 (f)     3,227
                     2,750    Seattle, Washington, Housing Authority Revenue Bonds (Newholly Project), AMT, 6.25% due
                              12/01/2035                                                                                    2,786
                     4,800    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                              6.125% due 12/01/2032                                                                         4,771
                     7,750    Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.75% due
                              1/01/2011 (h)(j)                                                                              8,494

Wisconsin - 0.6%     3,250    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergyhealth
                              Inc.), 6% due 11/15/2023                                                                      3,520
                     3,700    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergyhealth
                              Inc.), 6% due 11/15/2032                                                                      3,981
                     1,960    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)                                  1,967

Wyoming - 0.6%       8,400    Sweetwater County, Wyoming, PCR, Refunding (Idaho Power Company Project), Series A, 6.05%
                              due 7/15/2026 (f)                                                                             8,622

Guam - 0.0%            115    Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75% due 9/01/2031 (l)    127

Puerto Rico - 2.7%   8,045    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Bonds, 5.75% due 7/01/2022                                                                    8,775
                    30,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                              Appreciation Revenue Bonds, Series A, 4.64%** due 7/01/2032 (e)                               8,586
                    11,785    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                              Appreciation Revenue Bonds, Series A, 4.67%** due 7/01/2036 (c)                               2,775
                       785    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (f)            844
                    15,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029   15,528
                     2,000    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                              Revenue Bonds (Ascension Health), RIB, Series 377, 8.79% due 11/15/2030 (n)                   2,374

U.S. Virgin          8,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.6%                Project), AMT, 6.50% due 7/01/2021                                                            9,016

                              Total Municipal Bonds (Cost - $1,311,692) - 95.5%                                         1,373,548


               Shares Held    Short-Term Securities
                    42,323    Merrill Lynch Institutional Tax-Exempt Fund, 3.02% (p)(q)                                    42,323

                              Total Short-Term Securities (Cost - $42,323) - 3.0%                                          42,323

                              Total Investments (Cost - $1,354,015*) - 98.5%                                            1,415,871
                              Other Assets Less Liabilities - 1.5%                                                         22,144
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $ 1,438,015
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $      1,354,015
                                                   ================
    Gross unrealized appreciation                  $         65,519
    Gross unrealized depreciation                           (3,663)
                                                   ----------------
    Net unrealized appreciation                    $         61,856
                                                   ================


 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) Escrowed to maturity.

(b) FHA Insured.

(c) AMBAC Insured.

(d) GNMA Collateralized.

(e) FGIC Insured.

(f) MBIA Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.

(j) Prerefunded.

(k) XL Capital Insured.

(l) FHLMC Collateralized.

(m) Radian Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(o) ACA Insured.

(p) Floating rate security.

(q) Investments in companies considered to be an affiliate of the Portolio for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      25,455         $  508



Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio


Schedule of Investments as of March 31, 2006                                                                       (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
Alaska - 2.0%    $   5,000    Alaska State Housing Financing Corporation, Collateralized Revenue Bonds (Veterans
                              Mortgage Program), AMT, 3.43% due 12/01/2006 (f)                                         $    4,992

                     2,150    Alaska Student Loan Corporation, Capital Project Revenue Bonds, Series A, 5%
                              due 1/01/2008 (g)                                                                             2,200


Arkansas - 2.9%     10,000    Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, GO,
                              Series A, 5.25% due 8/01/2007                                                                10,220


California - 1.0%    3,650    Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill - Bart Transit),
                              AMT, VRDN, Series A, 3.95% due 4/15/2046 (b)                                                  3,643


Connecticut - 2.0%   6,925    Connecticut State, Special Tax Obligation, Revenue Refunding Bonds (Transportation
                              Infrastructure), Series B, 5% due 10/01/2007 (g)                                              7,071


Florida - 5.0%       4,365    Saint Johns River Management District, Florida, Land Acquisition Revenue Refunding Bonds,
                              4.50% due 7/01/2007 (g)                                                                       4,413

                    13,100    Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue
                              Bonds (Embry-Riddle Aeronautical University Project), Series A, 6.125% due 10/15/2006 (a)    13,533


Georgia - 2.4%         220    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD, 7%
                              due 1/01/2008 (d)(i)                                                                            232

                     6,005    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD, 7%
                              due 1/01/2008 (i)                                                                             6,337

                     2,000    Georgia State, GO, Series B, 6.25% due 4/01/2008                                              2,101


Illinois - 6.6%     12,500    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third Lien,
                              Series A, 5% due 1/01/2008 (i)                                                               12,770

                     7,350    Illinois Development Finance Authority, PCR, Refunding (Commonwealth Edison Company
                              Project), Series A, 4.40% due 12/01/2006 (c)                                                  7,387

                     3,275    Illinois State, GO, First Series, 5.50% due 8/01/2007                                         3,355


Indiana - 2.9%      10,000    Indiana Health Facilities Financing Authority, Subordinate Credit Group Revenue Bonds
                              (Ascension Health), Series A, 5% due 5/01/2008                                               10,247


Iowa - 1.2%          4,000    Iowa Finance Authority, State Revolving Fund, Revenue Refunding Bonds, 5% due 8/01/2008       4,123


Kansas - 1.6%        5,380    Kansas State Department of Transportation, Highway Revenue Bonds, 5.75% due 9/01/2009 (a)     5,734


Louisiana - 4.1%     4,800    Louisiana HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 3.87% due 11/28/2008 (b)                4,787

                     9,800    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.044% due 4/30/2007 (b)      9,800


Massachusetts -     12,000    Massachusetts Municipal Wholesale Electric Company, Power Supply System, Revenue Refunding
3.4%                          Bonds (Nuclear Project Number 4 Issue), Series A, 5% due 7/01/2007 (i)                       12,197



Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
GO       General Obligation Bonds
HFA      Housing Finance Agency
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes



Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio


Schedule of Investments as of March 31, 2006 (concluded)                                                           (in Thousands)
                      Face
State               Amount    Municipal Bonds                                                                            Value
Michigan - 0.8%  $   3,000    Michigan State, GO, Series A, 4.50% due 9/29/2006                                        $    3,013


Minnesota - 2.7%     2,500    Lakeville, Minnesota, Independent School District Number 194, GO, Refunding, Series B,
                              4% due 2/01/2007 (j)                                                                          2,510

                     7,000    Minnesota Public Facilities Authority, Water, PCR, Refunding, Series C, 5% due 3/01/2008      7,181


Missouri - 1.1%      3,980    Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, AMT, 5% due 4/01/2007 (c)     4,033


Nebraska - 4.3%     14,730    Nebraska Public Power District, General Revenue Refunding Bonds, Series A, 5.25%
                              due 1/01/2008 (a)(i)                                                                         15,274


Nevada - 0.7%        2,430    Nevada State, Capital Improvement, GO, Refunding, Series A, 5% due 2/01/2009                  2,517


New Jersey - 2.6%    4,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Higher
                              Education Trust Fund), Sub-Series A-1, 5% due 9/01/2007                                       4,075

                     5,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Higher
                              Education Trust Fund), Sub-Series A-1, 5% due 9/01/2008                                       5,149


New York - 8.3%      9,800    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A,
                              6% due 12/01/2007 (c)                                                                        10,177

                    11,025    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                              Series C-1, 5.30% due 7/01/2009 (a)(e)                                                       11,581

                     3,910    New York City, New York, GO, Series J, 5% due 3/01/2008                                       4,007

                     3,645    New York City, New York, GO, Series M, 4% due 4/01/2008                                       3,669


North                7,725    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series B,
Carolina - 6.6%               5.875% due 1/01/2007 (a)(i)                                                                   8,009

                    10,500    North Carolina State, Public Improvements, GO, Series A, 5% due 3/01/2007                    10,643

                     5,000    North Carolina State, Public School Building, GO, 4.60% due 4/01/2006                         5,000


Ohio - 1.3%          4,500    Ohio State Water Development Authority, Water Pollution Control, Revenue Refunding
                              Bonds, VRDN, Series A, 3.35% due 6/01/2033 (b)                                                4,497

Pennsylvania - 1.5%  5,415    Pennsylvania State, GO, Refunding, Second Series, 5% due 7/01/2006                            5,435


Tennessee - 2.8%     9,725    Shelby County, Tennessee, Public Improvement and Schools, GO, Series A, 5% due 3/01/2008 (g)  9,975


Texas - 14.9%        9,080    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                              VRDN, Series B, 5.05% due 6/01/2030 (b)                                                       9,104

                     4,500    El Paso, Texas, GO, 5.75% due 8/15/2007 (a)(g)                                                4,631

                    14,000    Matagorda County, Texas, Navigation District Number 1, PCR (Central Power and Light
                              Company), Refunding, VRDN, Series A, 4.55% due 11/01/2029 (b)                                14,067

                     4,920    San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, 5.25% due 2/01/2007             4,988

                     2,500    San Antonio, Texas, Electric and Gas System, Junior Lien Revenue Bonds, VRDN, 3.55%
                              due 12/01/2027 (b)                                                                            2,494

                     2,750    Texas State, GO, Refunding, Series A, 8% due 10/01/2007                                       2,922

                     7,995    Texas State Public Finance Authority, GO, Refunding, Series A, 5.25% due 10/01/2007           8,188

                     6,490    University of Texas, Financing System Revenue Refunding Bonds, Series D, 5% due 8/15/2007     6,613


Virginia - 4.6%      4,490    Virginia Beach, Virginia, Development Authority, Public Facility Revenue Refunding Bonds,
                              Series A, 5% due 5/01/2007                                                                    4,560

                     5,560    Virginia State Public Building Authority, Public Facilities Revenue Bonds, Series B, 5%
                              due 8/01/2008                                                                                 5,727

                     6,000    Virginia State Public School Authority, School Financing Revenue Bonds (1997 Resolution),
                              Series D, 5% due 8/01/2007                                                                    6,109


Washington - 3.9%    6,500    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                              Station), Series A, 5.25% due 7/01/2008                                                       6,720

                     6,810    Washington State, GO, Series A, 5% due 7/01/2008 (e)                                          7,009


Wisconsin - 3.9%     4,250    Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds, VRDN, 3.625% due 4/01/2016 (b)      4,250

                     2,635    Wisconsin State, GO, Series E, 4.50% due 5/01/2008                                            2,680

                     6,890    Wisconsin State, Transportation Revenue Bonds, Series B, 4.50% due 7/01/2009 (c)              7,060

                              Total Municipal Bonds (Cost - $341,093) - 95.1%                                             339,009


                    Shares
                      Held    Short-Term Securities
                    17,904    Merrill Lynch Institutional Tax-Exempt Fund, 3.02% (h)(k)                                    17,904

                              Total Short-Term Securities (Cost - $17,904) - 5.0%                                          17,904

                              Total Investments (Cost - $358,997*) - 100.1%                                               356,913
                              Liabilities in Excess of Other Assets - (0.1%)                                                (467)
                                                                                                                       ----------
                              Net Assets - 100.0%                                                                      $  356,446
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         358,997
                                                  =================
    Gross unrealized appreciation                 $               -
    Gross unrealized depreciation                           (2,084)
                                                  -----------------
    Net unrealized depreciation                   $         (2,084)
                                                  =================


(a) Prerefunded.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) AMBAC Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FNMA/GNMA Collateralized.

(g) FSA Insured.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                                  17,900        $   541


(i) MBIA Insured.

(j) XL Capital Insured.

(k) Variable rate security.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Municipal Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date:  May 22, 2006